Vanguard Developed Markets Index Fund Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard Developed Markets Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard FTSE Developed Markets ETF, an exchange-traded share class of Vanguard Developed Markets Index Fund (the “Fund”), seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in Canada and the major markets of Europe and the Pacific region.